Long Term Debt - Project Level Secured Term Loans - Trade Credit - Additional Information (Detail) - 12 months ended Mar. 31, 2020 - Trade Credit [Member] ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Debt Instrument [Line Items]
Multiple buyer's credit facilities amount	₨ 4,236	$ 56.2
Multiple buyer's credit facilities amount availed	₨ 2,641	35.0
Interest rate description	LIBOR+ 0.38%-0.50%
Operational SPV’s [Member]
Debt Instrument [Line Items]
Multiple buyer's credit facilities amount	₨ 303	$ 4.0
Interest rate description	six months LIBOR plus 0.8% spread
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, term	2 years 8 months 12 days
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, term	2 years 9 months 18 days
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate	0.50%
LIBOR [Member] | Operational SPV’s [Member]
Debt Instrument [Line Items]
Interest rate	0.80%